EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Distribution Made to Limited Partner
Net income attributable to general partner and limited partner interests	$ 53,828	$ 27,982	$ 77,382	$ 44,733
Less: distributions paid	(40,807)	(38,190)	(81,614)	(76,380)
Under/(over) distributed earnings	13,021	(10,208)	(4,232)	(31,647)
Net income attributable to:
Common unitholders	$ 51,635	$ 25,269	$ 75,834	$ 39,532
Basic:
Weighted average units outstanding (in shares)	69,248	45,304	67,990	45,218
Earnings per unit (basic and diluted):
Basic - Common unitholders (in dollars per share)	$ 0.75	$ 0.56	$ 1.12	$ 0.87
Diluted - Common unitholders (in dollars per share)	0.74	0.56	1.10	0.87
Cash distributions declared and paid in the period per unit (in dollars per share)	0.58	0.58	1.16	1.16
Subsequent event: Cash distributions declared and paid per unit relating to the period (in dollars per share)	$ 0.58	$ 0.58	$ 0.58	$ 0.58
Distributions to IDR holders		$ 2,200		$ 4,300
Ownership interest by third party (percentage)	68.50%		68.50%
First Distribution of Additional Available Cash from Operating Surplus
Earnings per unit (basic and diluted):
General partner ownership interest (percentage)	2.00%		2.00%
Common unitholders
Earnings per unit (basic and diluted):
Basic - Common unitholders (in dollars per share)	$ 0.75	$ 0.56	$ 1.12	$ 0.87
Common unitholders
Distribution Made to Limited Partner
Under/(over) distributed earnings	$ 11,644	$ (10,004)	$ (4,147)	$ (31,014)
Diluted:
Weighted average units outstanding (in shares)	69,248	45,304	67,990	45,218
Earnout units
Diluted:
Weighted average units outstanding (in shares)	749	0	749	0
Common unit and common unit equivalents
Diluted:
Weighted average units outstanding (in shares)	69,997	45,304	68,739	45,218